UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:                    March 31, 2009

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):               [X] is a restatement.
                                                [ ] adds new holdings entries.

Name:         John Hancock Life Insurance Company (U.S.A.)
Address:      601 Congress Street
              Boston, MA 02110-2805


Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Maureen Milet
Title:        Vice President & Chief Compliance Officer-Investments
Phone:        (617) 572-0203


         Maureen Milet              Boston, MA                 February 25, 2013
         -------------              ----------                 -----------------
         [Signature]                [City, State]              [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.


Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                       13

Form 13F Information Table Value Total:                   US $32,409 (thousands)


List of Other Included Managers:

No.           Form 13F File Number         Name
1             028-11519                    Manulife Financial Corporation

                                                                                                         VOTING AUTHORITY
                                       CUSIP      Value      Shares or  SH/  Put/  Investment  Other
Name of Issuer          Title of Class Number     (x$1000)   Prn Amount PRN  Call  Discretion  Manager SOLE    SHARED  NONE
ALLIED HEALTHCARE
  INTRNTNL INC          COM            01923A109     909     716,080    SH         DEFINED     1       716,080       0 0
AMR CORP                COM            001765106     200      63,160    SH         DEFINED     1        63,160       0 0
DELTA AIRLINES INC      COM            247361702   4,282     752,968    SH         DEFINED     1       752,968       0 0
ENERPLUS RESOURCES FUND COM            29274D604   4,970     304,552    SH         DEFINED     1       304,552       0 0
METROPCS COMMUNCTNS INC COM            591708102  11,086     649,077    SH         DEFINED     1             0 649,077 0
NAVISTAR INT CORP       COM            63934E108   1,069      31,997    SH         DEFINED     1        31,997       0 0
PORTLAND GENERAL
  ELECTRC CO            COM            736508847   3,447     195,945    SH         DEFINED     1       195,945       0 0
PROS HOLDINGS INC       COM            74346Y103      59      12,600    SH         DEFINED     1             0  12,600 0
RANGE RESOURCES CORP    COM            75281A109   4,577     111,386    SH         DEFINED     1       111,386       0 0
UAL CORP                COM            902549807   1,660     370,468    SH         DEFINED     1       370,468       0 0
US AIRWAYS GROUP INC    COM            90341W108      90      35,765    SH         DEFINED     1        35,765       0 0
VELOCITY EXPRESS CORP   COM            92257T707       6      32,877    SH         DEFINED     1        32,877       0 0
VNUS MEDICAL TECHNLGS
  INC                   COM            928566108      54       2,555    SH         DEFINED     1             0   2,555 0